Right-of-use assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 USD ($)
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	$ 377,886
Right-of-use assets amortization		$ (28,441)		$ (10,814)		$ (14,532)
Balance at the end	496,678		$ 377,886
Lease liabilities
Right of Use Assets Rollforward [Abstract]
Effect of business combinations (Note 12)	255,503
Right of Use Assets, Subleased Rollforward [Abstract]
Transfers/reclassifications	2,615
Lease Liabilities Rollforward [Abstract]
Balance at the beginning	1,055,198		1,290,954
Additions	75,417				$ 88,503
Remeasurements	80,068		(76,799)
Disposals	(64,726)		(28,916)
Effect of control loss in subsidiaries (1)			(102,671)
Finance cost	49,694		64,988
Repayment of borrowings and interests	(336,030)		(350,539)
Exchange difference	47,360		16,080
Balance at the end	1,165,099		1,055,198		1,290,954
Pipelines
Right of Use Assets Rollforward [Abstract]
Additions	22,871
Effect of business combinations (Note 12)	75,836
Right-of-use assets amortization	(6,897)
Exchange difference	(14,577)
Balance at the end	77,019
Right of Use Assets, Subleased Rollforward [Abstract]
Transfers/reclassifications	(214)
Lands and buildings
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	93,472		218,513
Additions	22,190				41,303
Effect of business combinations (Note 12)	121,042
Right-of-use assets amortization	(39,109)		(52,200)
Remeasurements (1)	26,057		41,907
Reversal of impairment	$ (5,802)		$ 312
Disposals	(14,540)		(13,343)
Effect of control loss in subsidiaries (1)			$ (61,044)
Exchange difference	$ 7,436		1,838
Balance at the end	199,070		93,472		218,513
Right of Use Assets, Subleased Rollforward [Abstract]
Transfers/reclassifications	(11,676)
Plant and equipment
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	133,939		97,264
Additions	10,037				14,618
Effect of business combinations (Note 12)	13,779
Right-of-use assets amortization	(61,186)		(29,038)
Remeasurements (1)	48,803		(33,686)
Reversal of impairment	(20,608)		$ 29,718
Disposals			(4,321)
Effect of control loss in subsidiaries (1)			$ (7,432)
Exchange difference	(3,017)		(556)
Balance at the end	121,384		133,939		97,264
Right of Use Assets, Subleased Rollforward [Abstract]
Transfers/reclassifications	(363)
Vehicles
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	150,475		140,448
Additions	20,319				32,582
Effect of business combinations (Note 12)	19,550
Right-of-use assets amortization	(86,830)		(98,726)
Remeasurements (1)	5,045		(69,255)
Reversal of impairment	$ (5,373)		5,844
Disposals	(98)
Exchange difference	$ (2,749)		1,072
Balance at the end	99,205		150,475		140,448
Right of Use Assets, Subleased Rollforward [Abstract]
Transfers/reclassifications	(1,134)
Right-of-use assets
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	377,886		456,225
Additions					88,503
Effect of business combinations (Note 12)	230,207
Right-of-use assets amortization			(179,964)
Remeasurements (1)	79,905		(61,034)
Reversal of impairment			$ 35,874
Disposals			(17,664)
Effect of control loss in subsidiaries (1)			$ (68,476)
Exchange difference			2,354
Balance at the end			377,886		456,225
Right of Use Assets, Subleased Rollforward [Abstract]
Balance as of beginning of period	377,886
Additions	75,417
Amortization of the period	194,022
Transfers/reclassifications	(13,387)
Impairment loss (Note 18)	(31,783)
Disposals	14,638
Exchange difference	(12,907)
Balance as of end of period	$ 496,678		377,886
Subleases [Member]
Right of Use Assets, Subleased Rollforward [Abstract]
Balance as of beginning of period			29,436
Effect of control loss in subsidiaries (1)			$ (29,436)
Balance as of end of period					$ 29,436